Finance Income and Expense	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Finance Income and Expense	Finance Income and Expense
Finance Income

(in millions)	2025	2024	2023
Interest income - deposits	$63	$106	$92
Interest income on FVOCI investments	77	61	30
Accretion income and other	19	34	27
Total finance income	$159	$201	$149
Finance Expense

(in millions)	2025	2024	2023
Interest on long-term debt	$28	$80	$80
Interest on lease obligations	22	26	21
Commitment fees and amortization of debt issuance costs	9	11	13
Accretion costs and other	34	28	23
Total finance expense	$93	$145	$137